Principal Accounting Policies - Employee Benefits, Government Subsidies, Segment Reporting, Deferred offering costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Employee Benefits
Employee benefit expenses		¥ 217,199	¥ 222,304	¥ 263,618
Government Subsidies
Revenue from Contract with Customer, Including Assessed Tax	$ 327,643	2,280,987	2,240,149	2,192,100
Government Subsidies [Member]
Government Subsidies
Revenue from Contract with Customer, Including Assessed Tax		¥ 24,608	¥ 51,357	¥ 27,322